UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                     (Zip code)

Christopher E. Kashmerick
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:    9/30

Date of reporting period:   12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Appleseed Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Common Stocks - 61.27%	Shares	Fair Value

Consumer Discretionary - 2.99%
Gaiam, Inc. - Class A	132,470	$1,020,019
Hanesbrands, Inc. (a)	10,775	273,685
PetSmart, Inc.	72,030	2,868,235
		4,161,939

Consumer Staples - 6.28%
Coca-Cola Company/The	14,200	933,934
Female Health Company/The	37,600	213,944
John B. Sanfilippo & Son, Inc. (a)	610,361	7,592,891
		8,740,769

Energy - 4.47%
Noble Corp.	173,600	6,209,672

Financials - 15.00%
AllianceBernstein Holding LP (d)	52,667	1,228,721
Annaly Capital Management, Inc. (b)	311,459	5,581,345
PICO Holdings, Inc. (a)	221,186	7,033,715
Willis Group Holdings PLC	202,750	7,021,233
		20,865,014

Health Care Services - 4.67%
Albany Molecular Research, Inc. (a)	564,351	3,171,653
PDI, Inc. (a)	315,693	3,327,404
		6,499,057

Industrials - 3.20%
K-Sea Transportation Partners LP (a) (d)	916,745	4,446,213

Materials - 4.66%
Sealed Air Corp.	254,709	6,482,344

Pharmaceuticals - 20.00%
Johnson & Johnson	109,400	6,766,390
Novartis AG (c)	90,650	5,343,817
Pfizer, Inc.	897,300	15,711,723
		27,821,930

TOTAL COMMON STOCKS (Cost $77,674,109)		85,226,938

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
December 31, 2010
(Unaudited)

Gold Trusts - 17.52%	Shares	Fair Value

Central Gold Trust (a) (h)	97,590	$5,304,016
ETFS Gold Trust (a) (e)	27,500	3,888,225
iShares COMEX Gold Trust (a) (e)	171,000	2,376,900
Sprott Physical Gold Trust (a) (f) (h)	343,600	4,241,742
SPDR Gold Trust (a) (e)	61,700	8,559,024

TOTAL GOLD TRUSTS (Cost $18,785,561)		24,369,907

	Principal
Certificates of Deposit - 1.08%	Amount

Self-Help Federal Credit Union, 1.01%, 02/18/2011	$251,651	251,651
Self-Help Federal Credit Union, 1.01%, 02/18/2011	251,651	251,651
Shorebank Pacific, 0.50%, 01/13/2011	250,000	250,000
Shorebank Pacific, 0.14%, 03/03/2011	500,868	500,868
University Bank, 0.247%, 01/06/2011	250,000	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,504,170)		1,504,170

Money Market Securities - 23.70%	Shares

Federated Government Obligations Fund - Institutional Shares, 0.02% (g)	32,956,561	32,956,561

TOTAL MONEY MARKET SECURITIES (Cost $32,956,561)		32,956,561

TOTAL INVESTMENTS (Cost $130,920,401) - 103.57%		$144,057,576

Liabilities in excess of other assets - (3.57)%		(4,960,269)

TOTAL NET ASSETS - 100.00%		$139,097,307

(a) Non-income producing
(b) Real Estate Investment Trust
(c) American Depositary Receipt
(d) Limited Partnership
(e) Exchange-Traded Fund
(f) Closed-End Mutual Fund
(g) Variable Rate Security; the money market rate shown represents the rate at December 31, 2010.
(h) Passive Foreign Investment Company

Tax Related
Unrealized appreciation		$17,443,354
Unrealized depreciation		(4,306,179)
Net unrealized appreciation		$13,137,175

Aggregate cost of securities for income tax purposes		$130,920,401

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Related Notes to the Schedule of Investments
December 31, 2010
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, American Depositary Receipts, limited partnerships, exchange-traded funds, closed-end funds, and gold trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Appleseed Fund
Related Notes to the Schedule of Investments - continued
December 31, 2010
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Adviser used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund
Related Notes to the Schedule of Investments - continued
December 31, 2010
(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$85,226,938	$-	$-	$85,226,938

Gold Trusts	24,369,907	-	-	24,369,907

Certificates of Deposit	-	1,504,170	-	1,504,170

Money Market Securites	32,956,561	-	-	32,956,561

Total	$142,553,406	$1,504,170	$-	$144,057,576
*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

Iron Strategic Income Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Corporate Bonds - 0.36%	Principal Amount	Fair Value

Apria Healthcare Group I, 11.250%, 11/01/2014	1,000,000	$1,097,500
International Lease Finance Corp., 8.625%, 09/15/2015 (a)	1,000,000	1,077,500

Total Corporate Bonds (Cost $2,105,615)		2,175,000

Mutual Funds - 69.91%	Shares

American Beacon High Yield Bond Fund - Institutional Class (b)	224,738	2,027,135
Artio Global High Income Fund - Class I	987,006	10,057,587
BlackRock High Income Fund - Institutional Class	1,886,525	9,036,455
BlackRock High Yield Bond Fund - BlackRock Class	2,785,119	21,361,859
Calamos High Yield Fund - Class I (b)	299,909	2,957,099
Columbia High Income Fund - Class Z	407,165	3,273,607
Columbia High Yield Bond Fund - Class R5	6,188,740	17,204,698
Delaware High-Yield Opportunities Fund - Class I	417,938	1,730,265
DWS High Income Fund - Institutional Class	517,613	2,494,894
Eaton Vance Income Fund of Boston - Institutional Class	2,465,008	14,395,646
Federated High Income Bond Fund - Class A (b)	1,092,887	8,284,082
Federated High Yield Trust - Class I (b)	367,972	2,178,396
Federated Institutional High Yield Bond Fund	448,582	4,454,419
Fidelity Advisor High Income Advantage Fund - Class I	1,424,312	13,445,503
Fidelity Capital & Income Fund	2,323,642	21,911,944
Fidelity High Income Fund	2,464,262	22,030,505
First American High Income Bond Fund - Class Y	376,779	3,368,404
Franklin High Income Fund - Advisor Class	349,919	703,338
Goldman Sachs High Yield Fund - Institutional Class	572,998	4,182,886
Hartford High Yield Fund - Class Y	450,503	3,320,208
Invesco High Yield Fund - Institutional Class	1,150,257	4,877,092
Invesco High Yield Securities Fund - Class Y	77,329	1,319,231
Ivy High Income Fund - Class I	290,269	2,409,234
Janus High-Yield Fund - Class I	1,648,492	15,001,280
John Hancock High Yield Fund - Class I	2,580,814	10,116,792
JPMorgan High Yield Fund - Select Class	2,936,962	23,936,244
Loomis Sayles Institutional High Income Fund (b)	534,610	3,972,149
Lord Abbett Bond-Debenture Fund, Inc. - Class I	1,008,866	7,838,893
Lord Abbett High Yield Fund - Class I	1,302,137	10,169,694
MainStay High Yield Opportunities Fund - Class I	271,956	3,214,516
Metropolitan West High Yield Bond Fund - Class I	817,343	8,729,226
MFS High Income Fund - Class I	2,892,975	10,009,693
MFS High Yield Opportunities Fund - Class I	883,205	5,643,680
Natixis Loomis Sayles High Income Fund - Class Y	274,584	1,356,444
Northeast Investors Trust	623,379	3,846,248
Nuveen High Yield Bond Fund - Class I	81,315	1,459,606
PIMCO High Yield Fund - Institutional Class	707,742	6,582,003
Pioneer Global High Yield Fund - Class Y	1,601,349	16,605,988
Pioneer High Yield Fund - Class Y	1,949,767	19,809,631
Principal High Yield Fund I - Institutional Class	1,009,714	10,824,132
Principal High Yield Fund - Institutional Class	187,505	1,488,788
Prudential High Yield Fund, Inc. - Class Z	2,025,934	11,203,413
Putnam High Yield Advantage Fund - Class Y	1,172,236	8,955,882
Putnam High Yield Trust - Class Y	1,144,471	7,038,496
SEI High Yield Bond Fund - Class A	1,649,350	12,172,204
T. Rowe Price High Yield Fund - Investor Class	2,834,457	19,217,620
T. Rowe Price Institutional High Yield Fund	446,360	4,378,790
TIAA-CREF High Yield Fund - Institutional Class	206,222	2,023,041
USAA High-Yield Opportunities Fund	1,419,942	11,941,713
Vanguard High-Yield Corporate Fund - Admiral Shares	1,059,725	6,040,431
Western Asset High Yield Portfolio - Institutional Class	440,442	3,836,247

TOTAL MUTUAL FUNDS (Cost $402,550,502)		424,437,331

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
December 31, 2010
(Unaudited)

Money Market Securities (c) - 29.12%	Shares	Fair Value

Federated Treasury Obligations Fund - Institutional Shares - 0.01%	48,765,715	48,765,715
Fidelity Institutional Treasury Only Portfolio - Class I - 0.01%	30,510,603	30,510,603
First American Government Obligations Fund - Class Z - 0.00%	48,765,715	48,765,715
First American Treasury Obligations Fund - Class Z - 0.00%	48,765,715	48,765,715

TOTAL MONEY MARKET SECURITIES (Cost $176,807,747)		176,807,748

TOTAL INVESTMENTS (Cost $581,463,864) - 99.39%		$603,420,079

Other assets less liabilities - 0.61%		3,714,101

TOTAL NET ASSETS - 100.00%		$607,134,180

(a) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor has determined that the security is liquid under criteria established by the Fund's Board of Trustees.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Variable rate securities; the money market rates shown represent the rate at December 31, 2010.

Tax Related, excluding swap agreements.
Unrealized appreciation		22,194,023
Unrealized depreciation		(237,808)
Unrealized appreciation (depreciation)		$21,956,215

Aggregate cost of securities for income tax purposes		$581,463,864

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments
December 31, 2010
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
December 31, 2010
(Unaudited)

Fixed income securities, including corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$-	$2,175,000	$-	$2,175,000

Mutual Funds	424,437,331	-	-	424,437,331

Money Market Securities	176,807,748	-	-	176,807,748

Total	$601,245,079	$2,175,000	$-	$603,420,079
The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Iron Strategic Income Fund
Related Notes to the Schedule of Investments - continued
December 31, 2010
(Unaudited)

Derivative Transactions - The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders.  Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities.  Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities.  The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities.  The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would.

The Fund may enter into credit derivatives called swaps, such as interest rate swaps, total return swaps, or credit default swaps, to gain exposure to or to mitigate specific forms of interest rate or credit risk, respectively.  Swaps expose the Fund to counterparty risk (described below).  The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets.  The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets.  When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default.  These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries.  Transactions entered into directly between two counterparties generally do not benefit from such protections.  This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

To mitigate counterparty risk on swap agreements, the Fund requires the counterparty to post collateral to cover the Fund’s exposure. The cash that is held as collateral for the swap agreements is held by the Fund and invested primarily in money market mutual funds.

In accordance with GAAP, the fair value of credit default swaps can be found on Statement of Assets and Liabilities under receivable/payable for swap agreements and on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements.  For the period ended December 31, 2010, the realized loss on swap agreements was ($1,755,895) and the change in unrealized appreciation (depreciation) on swap agreements was $0.

The Fund had purchased total notional value of swap agreements of $415,000,000.  The total notional value of terminated swap agreements was $415,000,000.  The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the period ended December 31, 2010.  The volume associated with credit derivative positions during the period was approximately 18%, based on average monthly notional amount in comparison to net assets during the period ended December 31, 2010.

FCI Funds
FCI Equity Fund
Schedule of Investments
December 31, 2010
(Unaudited)

		Fair
Common Stocks - 96.45%	Shares	Value

Aircraft Engines & Engine Parts - 1.67%
United Technologies Corp.	3,000	$236,160

Aluminum Refining - 2.17%
Alcoa, Inc.	20,000	307,800

Computer Communications Equipment - 1.43%
Cisco Systems, Inc. (a)	10,000	202,300

Computer Storage Devices - 3.91%
EMC Corp. (a)	15,500	354,950
SanDisk Corp. (a)	4,000	199,440
		554,390

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.78%
Kimberly-Clark Corp.	4,000	252,160

Crude Petroleum & Natural Gas - 2.10%
Apache Corp.	2,500	298,075

Drilling Oil & Gas Wells - 2.20%
Seadrill Ltd.	9,200	312,064

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.21%
Emerson Electric Co.	3,000	171,510

Electronic Computers - 2.50%
Apple, Inc. (a)	1,100	354,816

Engines & Turbines - 2.17%
Cummins, Inc.	2,800	308,028

Farm Machinery & Equipment - 1.76%
Deere & Co.	3,000	249,150

Food & Kindred Products - 1.74%
Unilever PLC (b)	8,000	247,040

Industrial Instruments for Measurement - 1.99%
Danaher Corp.	6,000	283,020

Machine Tools, Metal Cutting Types - 1.95%
Kennametal, Inc.	7,000	276,220

Measuring & Controlling Devices - 2.34%
Thermo Fisher Scientific, Inc. (a)	6,000	332,160

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 2.12%
VF Corp.	3,500	301,630

National Commercial Banks - 1.67%
Citigroup, Inc. (a)	50,000	236,500

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2010
(Unaudited)

		Fair
Common Stocks - 96.45% - continued	Shares	Value

Natural Gas Transmission & Distribution - 2.11%
Spectra Energy Corp.	12,000	$299,880

Oil & Gas Field Machinery & Equipment - 1.89%
National-Oilwell Varco, Inc.	4,000	269,000

Oil, Gas, Field Services - 1.65%
Schlumberger Ltd.	2,800	233,800

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.54%
Intuitive Surgical, Inc. (a)	850	219,087

Petroleum Refining - 2.16%
Exxon Mobil Corp.	4,200	307,104

Pharmaceutical Preparations - 4.09%
Celgene Corp. (a)	5,400	319,356
Teva Pharmaceutical Industries Ltd. (b)	5,000	260,650
		580,006

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 2.11%
E.I. du Pont de Nemours and Co.	6,000	299,280

Public Building and Related Furniture - 2.69%
Johnson Controls, Inc.	10,000	382,000

Radio & TV Broadcasting & Communications Equipment - 2.09%
QUALCOMM, Inc.	6,000	296,940

Retail - Eating Places - 1.62%
McDonald's Corp.	3,000	230,280

Retail - Family Clothing Stores - 1.79%
Nordstrom, Inc.	6,000	254,280

Retail - Home Furniture, Furnishings & Equipment Stores - 2.08%
Bed Bath & Beyond, Inc. (a)	6,000	294,900

Security & Commodity Brokers, Dealers, Exchanges & Services - 4.91%
CME Group, Inc.	1,000	321,750
Lazard Ltd. - Class A	9,500	375,155
		696,905

Security Brokers, Dealers & Flotation Companies - 2.37%
Goldman Sachs Group, Inc./The	2,000	336,320

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2010
(Unaudited)

		Fair
Common Stocks - 96.45% - continued	Shares	Value

Semiconductors & Related Devices - 3.97%
Applied Materials, Inc.	27,000	$379,350
Cree, Inc. (a)	2,800	184,492
		563,842

Services - Computer Programming, Data Processing, Etc. - 2.72%
Google, Inc. - Class A (a)	650	386,081

Services - Engineering Services - 2.27%
Aecom Technology Corp. (a)	11,500	321,655

Services - Prepackaged Software - 5.21%
Check Point Software Technologies Ltd. (a)	4,000	185,040
Microsoft Corp.	12,000	335,040
Oracle Corp.	7,000	219,100
		739,180

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.81%
Procter & Gamble Co./The	4,000	257,320

State Commercial Banks - 2.26%
Northern Trust Corp.	5,800	321,378

Surgical & Medical Instruments & Apparatus - 4.95%
Becton, Dickinson & Co.	4,000	338,080
Covidien PLC	8,000	365,280
		703,360
Telephone Communications (No Radio Telephone) - 1.76%
Verizon Communications, Inc.	7,000	250,460

Wholesale - Groceries & Related Products - 1.45%
Sysco Corp.	7,000	205,800

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 2.24%
LKQ Corp. (a)	14,000	318,080

TOTAL COMMON STOCKS (Cost $11,665,981)		13,689,961

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
December 31, 2010
(Unaudited)

		Fair
	Shares	Value
Money Market Securities - 4.16%
Fidelity Institutional Government Portfolio - Class I, 0.02% (c)	590,869	$590,869

TOTAL MONEY MARKET SECURITIES (Cost $590,869)		590,869

TOTAL INVESTMENTS (Cost $12,256,850) - 100.61%		$14,280,830

Liabilities in excess of other assets - (0.61)%		(86,116)

TOTAL NET ASSETS - 100.00%		$14,194,714

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at December 31, 2010.

Tax Related
Gross unrealized appreciation	$2,058,841
Gross unrealized (depreciation)	(34,861)
Net unrealized appreciation	$2,023,980

Aggregate cost of securities for income tax purposes	$12,256,850

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
December 31, 2010
(Unaudited)
		Fair
Closed End Funds - 0.06%	Shares	Value

Calamos Convertible Opportunities & Income Fund	1,500	$19,770

TOTAL CLOSED END FUNDS (Cost 18,990)		19,770

Real Estate Investment Trusts - 0.92%
Chimera Investment Corp.	38,000	156,180
Walter Investment Management Corp.	8,500	152,490

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $286,777)		308,670

Holding & Investment Management Companies - 1.21%
Ares Capital Corp.	9,000	148,320
Hercules Technology Growth Capital, Inc.	4,000	41,440
MCG Capital Corp.	14,000	97,580
NGP Capital Resources Co.	5,000	46,000
Pennantpark Investment Co.	6,000	73,440

TOTAL HOLDING & INVESTMENT MANAGEMENT COMAPANIES (Cost $351,274)		406,780

	Principal
	Amount
Corporate Bonds - 60.88%
Aflac, Inc., 8.500%, 05/15/2019	$250,000	$309,606
American Express Credit Co., 7.300%, 08/20/2013	552,000	622,402
Amgen, Inc., 4.850%, 11/18/2014	25,000	27,497
Analog Devices, Inc., 5.000%, 07/01/2014	300,000	323,592
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019 (a)	75,000	93,471
Associates Corp., 6.950%, 11/01/2018	200,000	218,923
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	301,254
Best Buy Co., Inc., 6.750%, 07/15/2013	225,000	249,036
Boeing Co., 5.000%, 03/15/2014	200,000	219,559
Canadian Pacific Railway Co., 6.500%, 05/15/2018	31,000	35,308
Capital One Financial Corp., 6.750%, 09/15/2017	200,000	230,789
Charles Schwab Corp. / The, 6.375%, 09/01/2017	220,000	248,608
Cigna Corp., 8.500%, 05/01/2019	125,000	158,026
Citigroup, Inc., 5.500%, 04/11/2013	600,000	639,239
Citigroup, Inc., 5.125%, 05/05/2014	200,000	212,374
CME Group, Inc., 5.750%, 02/15/2014	250,000	277,011
Comcast Corp., 6.500%, 01/15/2015	99,000	112,835
Compass Bank, 5.900%, 04/01/2026	200,000	165,817

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
December 31, 2010
(Unaudited)

	Principal	Fair
	Amount	Value
Corporate Bonds - 60.88% - continued
Credit Suisse U.S.A., Inc., 6.125%, 11/15/2011	$200,000	$209,597
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	136,670
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	247,973
Deutsche Telekom International Finance BV, 5.750%, 03/23/2016	100,000	112,126
Devon Energy Corp., 5.625%, 01/15/2014	125,000	138,248
Discover Financial Services, Inc., 10.250%, 07/15/2019	275,000	341,845
Dow Chemical Co., 7.600%, 05/15/2014	96,000	110,809
Dow Chemical Co., 5.900%, 02/15/2015	100,000	110,821
Fannie Mae, 1.250%, 12/30/2015 (b)	600,000	600,570
FedEx Corp., 7.375%, 01/15/2014	275,000	315,584
Fifth Third Bancorp., 0.394%, 05/17/2013 (b)	250,000	240,448
General Electric Capital Corp., 0.417%, 11/01/2012 (b)	300,000	298,546
General Electric Global., 7.000%, 02/15/2026	180,000	186,928
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	300,000	319,773
Goldman Sachs Group, Inc., 5.350%, 01/15/2016	300,000	322,677
Goldman Sachs Group, Inc., 5.375%, 03/15/2020	225,000	232,927
Hartford Financial Services, 5.375%, 03/15/2017	175,000	178,345
Hewlett-Packard Co., 4.500%, 03/01/2013	200,000	214,183
Home Depot, Inc., 5.400%, 03/01/2016	200,000	224,376
HSBC Finance Corp., 5.000%, 06/30/2015	600,000	637,960
Huntington National Bank, 5.375%, 02/28/2019	250,000	233,936
Husky Energy, Inc., 5.900%, 06/15/2014	125,000	137,482
International Paper Co., 9.375%, 05/15/2019	125,000	161,033
Jefferies Group, Inc., 3.875%, 11/09/2015	200,000	196,795
Jefferies Group, Inc., 8.500%, 07/15/2019	265,000	303,467
JP Morgan Chase & Co., 5.375%, 10/01/2012	300,000	322,038
Keycorp, 6.500%, 05/14/2013	200,000	217,263
Lazard Group, 6.850%, 06/15/2017	280,000	293,295
Lowe's Companies, Inc., 5.600%, 09/15/2012	250,000	269,844
Manulife Financial Corp., 3.400% 09/17/2015	450,000	441,262
Marriott International, Inc., 5.625%, 02/15/2013	150,000	160,954
Merrill Lynch & Co., 0.749%, 01/15/2015 (b)	200,000	189,499
Merrill Lynch & Co., 5.300%, 09/30/2015	250,000	258,202
Merrill Lynch & Co., 6.875%, 04/25/2018	300,000	328,783
Metlife, Inc., 6.125%, 12/01/2011	122,000	127,984
Metlife, Inc., 6.817%, 08/15/2018	400,000	467,061
Morgan Stanley, 6.000%, 04/28/2015	350,000	379,412
Morgan Stanley, 5.375%, 10/15/2015	450,000	473,163
National City Corp., 4.900%, 01/15/2015	250,000	268,004

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
December 31, 2010
(Unaudited)

	Principal	Fair
	Amount	Value
Corporate Bonds - 60.88% - continued
New York Life Insurance Co., 5.250%, 10/16/2012 (a)	$450,000	$484,352
Progressive Corp., 6.375%, 01/15/2012	240,000	250,906
Prudential Financial, Inc., 5.150%, 01/15/2013	200,000	213,422
Prudential Financial, Inc., 6.200%, 01/15/2015	250,000	275,949
Prudential Financial, Inc., 5.500%, 03/15/2016	310,000	332,168
Public Service Electric and Gas Co., 5.125%, 09/01/2012	175,000	186,692
Regions Financial Corp., 4.875%, 04/26/2013	100,000	97,552
Sempra Energy, 8.900%, 11/15/2013	150,000	177,162
Sempra Energy, 6.500%, 06/01/2016	250,000	290,564
Simon Property Group LP, 5.250%, 12/01/2016	300,000	324,056
Starbucks Corp., 6.250%, 08/15/2017	300,000	335,808
SunTrust Banks, Inc., 6.000%, 09/11/2017	400,000	420,647
Telecom Italia Capital, 6.175%, 06/18/2014	140,000	149,001
Telefonica Emisiones SAU, 4.949%, 01/15/2015	250,000	259,156
Toyota Motor Credit Corp., 5.170%, 01/11/2012	225,000	233,946
Travelers Companies, Inc., 5.375%, 06/15/2012	250,000	265,253
Tyco International Finance S.A., 6.000%, 11/15/2013	105,000	116,558
Tyco International Finance S.A., 8.500%, 01/15/2019	75,000	96,146
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	120,925
Wachovia Corp., 5.700%, 08/01/2013	350,000	383,046
Waddell & Reed Financial, Inc., 5.600%, 01/15/2011	110,000	110,139
Wells Fargo & Co., 5.250%, 10/23/2012	300,000	321,763
Zions Bancorp., 7.750%, 09/23/2014	150,000	156,502

TOTAL CORPORATE BONDS (Cost $19,255,324)		20,456,943

U.S. Government Agency Obligations - 3.68%
Federal Home Loan Mortgage Corp., 5.125%, 07/15/2012	500,000	534,745
Federal Home Loan Mortgage Corp., 5.500%, 08/20/2012	650,000	701,904

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,191,027)		1,236,649

Asset-Backed Securities - 2.18%
Capital Auto Receivables Asset Trust, 2007-2, 5.390%, 02/18/2014	137,986	140,653
Chase Issuance Trust, 2005-A7, 4.550%, 03/15/2013	250,000	250,399
Chase Insurance Trust, 2007-A1, 0.280%, 03/15/2013 (b)	340,000	339,973

TOTAL ASSET-BACKED SECURITIES (Cost $711,388)		731,025

Mortgage-Backed Securities - 4.73%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	273,874	292,757
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	271,596	286,787
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	175,681	185,507
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	289,218	311,070
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	282,006	303,577
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	195,660	209,464

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,458,465)		1,589,162

See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
December 31, 2010
(Unaudited)

	Principal	Fair
	Amount	Value
U.S. Government Securities - 22.58%
U.S. Treasury Bond, 6.250%, 08/15/2023	$800,000	$1,005,625
U.S. Treasury Note, 1.125%, 06/30/2011	1,030,000	1,034,909
U.S. Treasury Note, 0.625%, 07/31/2012	1,885,000	1,890,440
U.S. Treasury Note, 1.875%, 10/31/2017	1,420,000	1,350,109
U.S. Treasury Note, 3.625%, 08/15/2019	975,000	1,018,723
U.S. Treasury Note, 3.500%, 05/15/2020	1,255,000	1,285,794

TOTAL U.S. GOVERNMENT SECURITIES (Cost $7,741,241)		7,585,600

	Shares
Preferred Stocks - 0.03%
Fannie Mae - Series S., 8.250%	16,000	8,960

TOTAL PREFERRED STOCKS (Cost $400,000)		8,960

Exchange-Traded Funds - 0.40%
iShares S&P U.S. Preferred Stock Index Fund	3,500	135,905

TOTAL EXCHANGE-TRADED FUNDS (Cost $138,885)		135,905

Money Market Securities - 2.26%
Fidelity Institutional Government Portfolio - Class I, 0.02% (c)	760,886	$760,886

TOTAL MONEY MARKET SECURITIES (Cost $760,886)		760,886

TOTAL INVESTMENTS (Cost $32,314,257) - 98.93%		$33,240,350

Other assets less liabilities - 1.07%		360,850

TOTAL NET ASSETS - 100.00%		$33,601,200

(a) Private Placement and restricted security under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Variable rate securities; the coupon rate shown represents the rate at December 31, 2010.
(c) Variable rate security; the money market rate shown represents the rate at December 31, 2010.

Tax Related
Gross unrealized appreciation	$1,560,987
Gross unrealized (depreciation)	(634,894)
Net unrealized appreciation	$926,093

Aggregate cost of securities for income tax purposes	$32,314,257

See accompanying notes which are an integral part of these financial statements.

FCI Funds
Related Notes to the Schedule of Investments
December 31, 2010
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, closed-end funds, holding and investment management companies, exchanged-traded funds and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

FCI Funds
Related Notes to the Schedule of Investments – continued
December 31, 2010
(Unaudited)

Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.

When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, asset-backed securities, U.S. government securities, U.S. government agency securities and mortgage-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

FCI Funds
Related Notes to the Schedule of Investments – continued
December 31, 2010
(Unaudited)

The following is a summary of the inputs used at December 31, 2010 in valuing the Equity Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$13,689,961	$-	$-	$13,689,961

Money Market Securities	590,869	-	-	590,869

Total	$14,280,830	$-	$-	$14,280,830

* Refer to Schedule of Investments for industry classifications.

The following is a summary of the inputs used at December 31, 2010 in valuing the Bond Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Closed End Funds	19,770	-	-	19,770

Real Estate Investment Trusts	308,670	-	-	308,670

Holding & Investment Management Companies	406,780	-	-	406,780

Corporate Bonds	-	20,456,943	-	20,456,943

U.S. Government Agency Obligations	-	1,236,649	-	1,236,649

Asset-Backed Securities	-	731,025	-	731,025

Mortgage-Backed Securities	-	1,589,162	-	1,589,162

U.S. Government Securities	-	7,585,600	-	7,585,600

Preferred Stocks	8,960	-	-	8,960

Exchange-Traded Funds	135,905	-	-	135,905

Money Market Securities	760,886	-	-	760,886

Total	$1,640,971	$31,599,379	$-	$33,240,350

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of  February 16, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Unified Series Trust

By           /s/ Melissa K. Gallagher
             Melissa K. Gallagher, President

Date   2/14/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Melissa K. Gallagher
             Melissa K. Gallagher, President

Date   2/14/11

By   /s/ Christopher E. Kashmerick
        Christopher E. Kashmerick, Treasurer

Date   2/14/11